Property and Equipment	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Property and Equipment

8 - PROPERTY AND EQUIPMENT

March 31, 2012	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	1,025,297	1,012,772	12,524
Software	105,123	94,382	10,740
Office furniture and equipment	230,222	221,760	8,462
Voice communications equipment	25,167	23,023	2,144
Leasehold improvements	151,092	151,092	-
	1,536,900	1,503,029	33,871

March 31, 2011	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	1,024,046	1,004,538	19,508
Software	93,262	90,917	2,345
Office furniture and equipment	230,222	215,914	14,308
Voice communications equipment	25,167	22,448	2,719
Leasehold improvements	151,092	151,092	-
	1,523,789	1,484,909	38,880

Depreciation expense for the year ended March 31, 2012 was $14,986 ($37,943 for the year ended March 31, 2011, and $51,038 for the year ended March 31, 2010). These expenses are included in the cost of sales account and the selling, general, and administration account.